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Wilmington New York Municipal Bond Fund PORTFOLIO OF INVESTMENTS January 31, 2024 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 100.0%

NEW YORK – 100.0%

AIRPORT – 2.7%

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, (Series 231ST), 5.00%, 08/01/31	$1,000,000	$1,117,515

DEVELOPMENT – 4.6%

Battery Park City Authority, NY, Revenue Bonds, 5.00%, 11/01/41	500,000	579,674

New York Liberty Development Corp., NY, Refunding Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,095,000	1,291,107

TOTAL DEVELOPMENT		$1,870,781

EDUCATION – 6.0%

New York State Dormitory Authority, NY, Revenue Bonds, (AMG St. Aid Withhldg), 5.00%, 10/01/32	1,000,000	1,192,858

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Brooklyn Law School), (Series A), 5.00%, 07/01/33	1,200,000	1,267,666

New York State Dormitory Authority, NY, Prerefunded Revenue Bonds, School District, School Improvements, (Series A), (AGM), 5.00%, 10/01/29	5,000	5,530

TOTAL EDUCATION		$2,466,054

GENERAL – 26.1%

Hudson Yards Infrastructure Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 02/15/33	1,175,000	1,246,190

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, 5.00%, 07/01/31	565,000	657,865

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (Lincoln Center For Performing Arts), (Series A), 4.00%, 12/01/34	1,600,000	1,672,800

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Cash Flow Management, (Series A-1), 5.25%, 08/01/42	800,000	920,584

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 05/01/34	800,000	835,594

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series E-1), 4.00%, 02/01/38	655,000	676,203

New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 03/15/32	2,000,000	2,097,414

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), 4.00%, 03/15/37	1,000,000	1,041,454

Description	Par Value	Value

Syracuse, NY, IDA, Revenue Bonds, Syracuse City School District Project, School Improvements, (Series B), (State Aid Withholding), 5.00%, 05/01/32	$1,435,000	$1,502,835

TOTAL GENERAL		$10,650,939

GENERAL OBLIGATIONS – 8.5%

Binghamton, NY, GO, Public Facilities, AD Valorem Property Tax, (BAM), 4.00%, 04/15/32	500,000	543,835

New York, NY, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series A-1), 5.00%, 09/01/38	1,000,000	1,146,722

North Hempstead, NY, GO, Public Improvements, AD Valorem Property Tax, (Series A), (BAM), 4.00%, 03/15/42	650,000	668,298

Yonkers, NY, GO, Refunding Notes, AD Valorem Property Tax, (Series A), (BAM), 5.00%, 05/01/30	1,000,000	1,114,223

TOTAL GENERAL OBLIGATIONS		$3,473,078

HIGHER EDUCATION – 17.0%

Albany Capital Resource Corp., NY, Refunding Revenue Bonds, (Albany Law School of Union University Project), (Series A), 5.00%, 07/01/29	1,195,000	1,241,207

Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, (The Culinary Institute of America), 5.00%, 07/01/32	1,040,000	1,093,764

Hempstead Town Local Development Corp., NY, Revenue Bonds, University & College Improvements, (Hofstra University Project), (Series A), 5.00%, 07/01/33	725,000	822,866

New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (The Juilliard School), (Series A), 5.00%, 01/01/33	1,025,000	1,143,302

New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), (NATL), 5.75%, 07/01/27	1,685,000	1,777,306

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (St. John’s University), (Series A), 5.00%, 07/01/30	800,000	848,285

TOTAL HIGHER EDUCATION		$6,926,730

MEDICAL – 7.9%

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Montefiore Obligated Group), (Series A), 5.00%, 09/01/29	1,000,000	1,053,023

New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (North Shore-Long Island Jewish Obligated Group), (Series A), 5.00%, 05/01/24	1,160,000	1,164,313

January 31, 2024 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (NYU Hospitals Center), 5.00%, 07/01/27	$1,000,000	$1,004,372

TOTAL MEDICAL		$3,221,708

MULTIFAMILY HSG – 7.4%

New York City, NY, Housing Development Corp., Revenue Bonds, (Series C-1A), 3.50%, 11/01/33	1,890,000	1,850,735

New York City, NY, Housing Development Corp., Revenue Bonds, (Sustainable Neighborhood Bonds), (Series B-1A)

2.45%, 05/01/31	390,000	358,394

3.10%, 11/01/34	890,000	837,312

TOTAL MULTIFAMILY HSG		$3,046,441

POWER – 2.7%

Utility Debt Securitization Authority, NY, Refunding Revenue Bonds, (Series TE), 5.00%, 12/15/38	950,000	1,105,145

SCHOOL DISTRICT – 2.3%

Genesee Valley Central School District, NY, GO Unlimited, Current Refunding, AD Valorem Property Tax, 5.00%, 06/15/29	825,000	928,306

TRANSPORTATION – 10.5%

Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/29	1,530,000	1,653,386

New York State Thruway Authority, NY, Current Refunding Revenue Bonds, (Series P)

5.00%, 01/01/27	500,000	531,935

4.00%, 01/01/45	1,000,000	998,750

Description	Par Value	Value

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (Series 242), 5.00%, 12/01/39	$1,000,000	$1,106,387

TOTAL TRANSPORTATION		$4,290,458

UTILITIES – 2.1%

Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series A), 5.00%, 09/01/34	750,000	866,166

WATER – 2.2%

New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series EE), 5.00%, 06/15/31	750,000	884,197

TOTAL NEW YORK		$40,847,518

TOTAL MUNICIPAL BONDS (Cost $41,911,289)		$40,847,518

	Number of Shares

MONEY MARKET FUND – 2.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%^	1,119,880	1,119,880

TOTAL MONEY MARKET FUND (Cost $1,119,880)		$1,119,880

TOTAL INVESTMENTS – 102.8% (Cost $43,031,169)		$41,967,398

OTHER ASSETS LESS LIABILITIES – (2.8)%		(1,133,261)

TOTAL NET ASSETS – 100.0%		$40,834,137

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Bonds	$—	$40,847,518	$—	$40,847,518
Money Market Fund	1,119,880	—	—	1,119,880

Total	$1,119,880	$40,847,518	$—	$41,967,398

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

^ 7-Day net yield.

January 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington New York Municipal Bond Fund (concluded)

The following acronyms are used throughout this Portfolio of Investments:

AGM	Assured Guaranty Municipal

BAM	Build America Mutual Assurance Company

GO	General Obligation

IDA	Industrial Development Authority/Agency

NATL	National Public Finance Guarantee Corporation

For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual report.

January 31, 2024 (unaudited)